Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of financial assets

	December 31, 2025		December 31, 2024
Derivative financial instruments designated as cash flow hedges (effective portion recognized within OCI)
Jet Fuel Asian Call Options	US$	185	US$	431
Interest rate cap		4		271
Total derivative financial assets	US$	189	US$	702

Presented on the consolidated statements of financial position as follows:
Current	US$	189	US$	431
Non-current	US$	—	US$	271

Schedule of short-term and long-term debt

		December 31, 2025		December 31, 2024

I.	Revolving credit line with Banco Santander, S.A., (“Santander”) and Banco Nacional de Comercio Exterior, S.N.C. (“Bancomext”), in U.S. dollars, to finance pre-delivery payments, bearing an annual interest rate of SOFR plus a spread of 298 basis points, plus 5 basis points(1). In August 2024, the Company increased the facility amount to include additional aircraft, extending the maturity date to December 31, 2028, the interest rate from the additional aircraft excludes the sustainability adjustment.	US$	145,490	US$	109,976

II.	Pre-delivery payments financing with JSA International U.S. Holdings, LLC, with a maturity date on November 30, 2025, bearing an annual interest of SOFR plus a spread of 300 basis points, along with additional adjustment up to 26 basis points.		—		25,907

III.	Pre-delivery payments financing with GY Aviation Lease 1714 Co. Limited, with maturity date on November 30, 2025, bearing annual interest of SOFR plus a spread of 425 basis points, along with additional adjustment up to 26 basis points.		—		60,629

IV.	Pre-delivery payments financing with Incline II B Shannon 18 Limited, with maturity date on June 10, 2025, bearing annual interest of SOFR plus a spread of 390 basis points.		—		41,432

V.	Pre-delivery payments financing with Oriental Leasing 6 Company Limited, with maturity date on May 31, 2027, bearing an annual interest of SOFR plus a spread of 200 basis points, along with additional adjustment up to 26 basis points.		55,028		123,038

VI.	Asset-backed trust notes (“CEBUR”), in Mexican pesos, with a maturity date on October 20th, 2026, bearing an annual interest rate of TIIE plus 200 basis points, plus 25 basis points. (1)		23,191		45,227

VII.	Asset-backed trust notes (“CEBUR”), in Mexican pesos, with a maturity date on September 20th, 2028, bearing an annual interest rate of TIIE plus 215 basis points.		83,488		74,007

VIII.	Financing for the acquisition of engines with Tarquin Limited, with maturity on September 15, 19 and 26, 2028, bearing an annual interest of 6.20%.		39,427		41,812

IX.	Financing for the acquisition of engines with NBB-V11218 Lease Partnership, with maturity on September 9, 2028, bearing an annual interest of 6.20%.		7,323		8,095

X.	Financing for the acquisition of engines with NBB-V11951 Lease Partnership, with maturity on September 12, 2028, bearing an annual interest of 6.20%.		6,761		7,473

XI.	Financing for the acquisition of engines with Wilmington Trust SP Services (Dublin) Limited (not in its individual capacity but solely as Owner Trustee) for the acquisition of several engines, with maturity in September and October 2028, bearing an annual interest of 7.16%.		55,360		63,732

XII.	Financing for the acquisition of engines with NBB Pintail Co., LTD, with maturity date on November 27, 2028, bearing an annual interest of 6.99%.		18,996		19,795

XIII.	Financing for the acquisition of engines with Bank of Utah Corporate Trust, with maturity date in July, August, October and November 2029, bearing an annual interest of 6.20%.		63,648		71,624

		December 31, 2025		December 31, 2024

XIV.	Financing for the acquisition of engines with RRPF Engine Leasing Limited, with maturity date on November 14, 2032, bearing an annual interest of 6.80%.		34,270		36,473

XV.	Financing for the acquisition of engines with BOC Aviation (Ireland) Limited, with maturity date in October and November 2029, bearing an annual interest of 6.86%.		63,192		70,892

XVI.	Financing for the acquisition of aircraft with BOC Aviation (Ireland) Limited, with maturity in September 2028 and March 2029, bearing an annual interest of 6.52%.		31,781		—

XVII.	Financing for the acquisition of engines with Crédit Agricole Corporate and Investment Bank, with maturity date in September 2032, bearing an annual interest of SOFR plus 200 basis points.		74,856		—

XVIII.	Transaction costs to be amortized.		(3,536)		(3,590)

XIX.	Accrued interest and other financial cost.		3,563		13,456
			702,838		809,978
	Less: Short-term maturities		261,721		283,616
	Long-term Financial debt	US$	441,117	US$	526,362

TIIE:	Mexican interbank rate
SOFR:	Secured Overnight Financing Rate
(1)	Sustainability adjustment

Schedule of principal payments of financial debt and accrued interest

	Within one year		January 2027-December 2027		January 2028-December 2028		January 2029-onwards		Total
Santander/Bancomext (1)	US$	121,921	US$	23,569	US$	—	US$	—	US$	145,490
Oriental Leasing 6 Company Limited (5)		55,028		—		—		—		55,028
CEBUR Program (7)		33,627		41,744		31,308		—		106,679
Tarquin Limited (10)		2,536		2,698		34,193		—		39,427
Lease Partnership NBB-V11218 (11)		822		874		5,627		—		7,323
Lease Partnership NBB-V11951 (11)		758		806		5,197		—		6,761
Wilmington Trust SP Services (Dublin) Limited (12)		9,001		9,676		36,683		—		55,360
NBB Pintail Co. LTD (13)		857		919		17,220		—		18,996
Bank of Utah Corporate Trust (14)		8,484		9,025		9,600		36,539		63,648
RRPF Engine Leasing Limited (15)		2,356		2,521		2,697		26,696		34,270
BOC Aviation (Ireland) Limited (9) and (16)		17,857		19,098		19,474		38,544		94,973
Crédit Agricole Corporate and Investment Bank (17)		6,102		6,431		6,777		55,546		74,856
Financial debt		259,349		117,361		168,776		157,325		702,811
Accrued interest		3,563		—		—		—		3,563
Projected interest		42,357		27,370		17,653		18,118		105,498
Total	US$	305,269	US$	144,731	US$	186,429	US$	175,443	US$	811,872

Schedule of changes in liabilities from financing activities

	January 1, 2025		Net cash Flows		Accrued Interest (1)		Non - current vs Current reclassification		Others		Conversion effects		December 31, 2025
Current interest-bearing loans and borrowings	US$	283,616	US$	(241,314)	US$	(9,893)	US$	226,276	US$	(331)	US$	3,367	US$	261,721
Non-current interest - bearing loans and borrowings		526,362		130,459		—		(226,276)		494		10,078		441,117
Total liabilities from financing activities	US$	809,978	US$	(110,855)	US$	(9,893)	US$	—	US$	163	US$	13,445	US$	702,838

	January 1, 2024		Net cash Flows		Accrued Interest (1)		Non - current vs Current reclassification		Others		Conversion effects		December 31, 2024
Current interest-bearing loans and borrowings	US$	220,289	US$	(84,514)	US$	6,496	US$	146,655	US$	(217)	US$	(5,093)	US$	283,616
Non-current interest - bearing loans and borrowings		432,776		261,667		—		(146,655)		(484)		(20,942)		526,362
Total liabilities from financing activities	US$	653,065	US$	177,153	US$	6,496	US$	—	US$	(701)	US$	(26,035)	US$	809,978

(1)	This balance is net of interest provisions and interest effectively paid as of December 31, 2025 and 2024, respectively.